Concentration and Risks - Schedule of Net Accounts Receivable (Details) - Customer Concentration Risk [Member] - Accounts Receivable [Member]		12 Months Ended
		Jun. 30, 2025		Jun. 30, 2024
Customer A [Member]
Concentration Risk [Line Items]
Accounts receivables, net	[1]		[2]	21.20%
Customer B [Member]
Concentration Risk [Line Items]
Accounts receivables, net			[2]	24.60%
Customer C [Member]
Concentration Risk [Line Items]
Accounts receivables, net			[2]	23.70%
Customer D [Member]
Concentration Risk [Line Items]
Accounts receivables, net			[2]	10.90%
Customer E [Member]
Concentration Risk [Line Items]
Accounts receivables, net		21.00%			[2]
Customer F [Member]
Concentration Risk [Line Items]
Accounts receivables, net		19.40%			[2]
Customer G [Member]
Concentration Risk [Line Items]
Accounts receivables, net		14.80%			[2]

[1]	Customer A is Beijing Baichuan Insurance Brokerage Co., Ltd., a related party of the Group, from which the gross accounts receivable for enterprise services were RMB4,488 and nil as of June 30, 2024 and 2025, respectively, which were recorded in “Amounts due from related parties”, and represents 21.2% and nil of all accounts receivables from third parties and related parties as of June 30, 2024 and 2025, respectively.
[2]	The percentage was below 10% for the period.